Share-based compensation - Stock option valuation (Details) - ¥ / shares	Oct. 31, 2018	May 09, 2018	Apr. 30, 2018	Oct. 11, 2017	May 03, 2016	Jun. 29, 2015	Jan. 25, 2015	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation
Fair value of underlying ordinary shares (in dollars per share)	¥ 26.74	¥ 38.14	¥ 41.33	¥ 30.29	¥ 16.98	¥ 9.66	¥ 4.91
Exercise Price (in dollars per share)	¥ 27.93	¥ 30.27	¥ 25.42			¥ 0.27	¥ 0.27
Expected Volatility per annum (as a percent)	43.90%	39.30%	45.47%	38.60%	42.00%	38.00%	43.00%
Risk-Free Rate (as a percent)	3.15%	2.94%	2.96%	2.35%	1.81%	2.33%	1.81%
Exercise Multiple	2.5		2.5	2.5	2.5	2.5	2.5
Dividend Yield ( as a percent )
Time to Maturity (Years)	10 years	5 years	10 years	10 years	10 years	10 years	10 years
Minimum
Share-based compensation
Exercise Price (in dollars per share)				¥ 0.27	¥ 0.27			¥ 0.27	¥ 0.27
Exercise Multiple		5.58
Maximum
Share-based compensation
Exercise Price (in dollars per share)				¥ 27.02	¥ 10.71			¥ 30.27	¥ 27.02
Exercise Multiple		(38.33)